                      PIONEER ANNUISTAR/SM/ PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 29, 2013
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar/SM/ Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends Securities Fund
  Franklin Small-Mid Cap Growth Securities Fund
  Templeton Foreign Securities Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class II ClearBridge Variable All Cap Value Portfolio -- Class I ClearBridge Variable Equity Income Portfolio -- Class II
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B
  MFS(R) Research International Portfolio -- Class B Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E
METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class E
  BlackRock Money Market Portfolio -- Class A
  Jennison Growth Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B
  Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Disciplined Value VCT Portfolio
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Equity Income VCT Portfolio
  Pioneer Ibbotson Growth Allocation VCT Portfolio
  Pioneer Ibbotson Moderate Allocation VCT Portfolio
  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE............     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.............     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED...........................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED............................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.......................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED........................     3.25%              3.40%             3.60%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B.
(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.71%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends Securities Fund........    0.61%     0.25%            0.02%
 Franklin Small-Mid Cap Growth Securities
  Fund............................................    0.51%     0.25%            0.29%
 Templeton Foreign Securities Fund................    0.64%     0.25%            0.15%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class II...........................    0.75%     0.25%            0.07%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I............................    0.75%       --             0.06%
 ClearBridge Variable Equity Income
  Portfolio -- Class II...........................    0.75%     0.25%            0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%            0.05%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.09%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class B................    0.64%     0.25%            0.04%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%     0.15%            0.06%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.70%     0.15%            0.03%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.33%       --           0.02%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends Securities Fund........   --                0.88%        --               0.88%
 Franklin Small-Mid Cap Growth Securities
  Fund............................................   --                1.05%        --               1.05%
 Templeton Foreign Securities Fund................   --                1.04%        --               1.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class II...........................   --                1.07%      0.00%              1.07%
 ClearBridge Variable All Cap Value
  Portfolio -- Class I............................   --                0.81%      0.00%              0.81%
 ClearBridge Variable Equity Income
  Portfolio -- Class II...........................   --                1.07%      0.00%              1.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.01%               0.91%        --               0.91%
 MFS(R) Research International Portfolio --
  Class B.........................................   --                1.00%      0.05%              0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --                1.01%      0.02%              0.99%
 PIMCO Total Return Portfolio -- Class B..........   --                0.76%        --               0.76%
 Pioneer Fund Portfolio -- Class B................   --                0.93%      0.03%              0.90%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --                0.78%        --               0.78%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --                0.88%      0.01%              0.87%
 BlackRock Money Market Portfolio --
  Class A.........................................   --                0.35%      0.01%              0.34%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Jennison Growth Portfolio -- Class B............    0.61%         0.25%        0.03%
 MFS(R) Total Return Portfolio -- Class B........    0.55%         0.25%        0.05%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.82%         0.25%        0.04%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Disciplined Value VCT Portfolio.........    0.70%         0.25%        0.08%
 Pioneer Emerging Markets VCT Portfolio..........    1.15%         0.25%        0.30%
 Pioneer Equity Income VCT Portfolio.............    0.65%         0.25%        0.10%
 Pioneer Ibbotson Growth Allocation VCT
  Portfolio......................................    0.17%         0.25%        0.05%
 Pioneer Ibbotson Moderate Allocation VCT
  Portfolio......................................    0.17%         0.25%        0.08%
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%         0.25%        0.07%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%         0.25%        0.21%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
 Jennison Growth Portfolio -- Class B............   --                0.89%      0.07%            0.82%
 MFS(R) Total Return Portfolio -- Class B........   --                0.85%        --             0.85%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --                1.11%      0.01%            1.10%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Disciplined Value VCT Portfolio.........   --                1.03%      0.03%            1.00%
 Pioneer Emerging Markets VCT Portfolio.......... 0.01%               1.71%        --             1.71%
 Pioneer Equity Income VCT Portfolio.............   --                1.00%        --             1.00%
 Pioneer Ibbotson Growth Allocation VCT
  Portfolio...................................... 0.84%               1.31%      0.00%            1.31%
 Pioneer Ibbotson Moderate Allocation VCT
  Portfolio...................................... 0.80%               1.30%      0.02%            1.28%
 Pioneer Mid Cap Value VCT Portfolio.............   --                0.97%        --             0.97%
 Pioneer Real Estate Shares VCT Portfolio........   --                1.26%        --             1.26%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            FUNDING OPTION                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends Securities   Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
 Fund                                  with preservation of capital as an
                                       important consideration.
Franklin Small-Mid Cap Growth          Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund

             FUNDING OPTION                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
Templeton Foreign Securities Fund       Seeks long-term capital growth.          Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class II                                                    LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable All Cap Value      Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary            LLC
                                        consideration.                           Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class II                  Long-term capital appreciation is a      LLC
                                        secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,          MetLife Advisers, LLC
 Class B                                consistent with income generation        Subadviser: BlackRock Financial
                                        and prudent investment management.       Management, Inc.
MFS(R) Research International           Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity               Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis                Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                   principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC

            FUNDING OPTION                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Disciplined Value VCT         Seeks long-term capital growth.          Pioneer Investment Management, Inc.
 Portfolio
Pioneer Emerging Markets VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio
Pioneer Equity Income VCT Portfolio   Seeks current income and long-term       Pioneer Investment Management, Inc.
                                      growth of capital from a portfolio
                                      consisting primarily of income
                                      producing equity securities of
                                      U.S. corporations.
Pioneer Ibbotson Growth Allocation    Seeks long-term capital growth and       Pioneer Investment Management, Inc.
 VCT Portfolio                        current income.                          Subadviser: Ibbotson Associates
                                                                               Advisors, LLC
Pioneer Ibbotson Moderate             Seeks long-term capital growth and       Pioneer Investment Management, Inc.
 Allocation VCT Portfolio             current income.                          Subadviser: Ibbotson Associates
                                                                               Advisors, LLC
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.

Certain Variable Funding Options have been subject to a name change or merger. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Emerging Markets VCT Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
The following sub-section is added to this section:


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Charges and Deductions--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Contract Value, the death benefit, and the amount of any optional rider benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider (as described in "Living Benefits"). The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.

                             OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 866-547-3793 to make such changes.



                                LIVING BENEFITS
--------------------------------------------------------------------------------
The following sub-section is added to this section:


GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE/GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND ANNUITIZATION. If you elect to extend your Maturity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures), and that date is reached, your Contract must be annuitized (see "Payment Options-Annuity Options"), or you must make a complete withdrawal of your Contract Value. Annuitization may provide higher income amounts than the payments under the GMWB for Life rider, depending on the factors described in "The Annuity Period--Variable Annuity--Determination of First Annuity Payment" and your Contract Value on the Maturity Date. If you annuitize at the latest date permitted, you must elect one of the following options:

(1) Annuitize the Contract Value under the Contract's annuity provisions.

(2) For the GMWB for Life rider, if you took withdrawals before age 59 1/2 under the Single Life Option, or before age 65 of the younger spouse under the Joint Life Option, elect to receive the Annual Withdrawal Benefit payment each year until the Remaining Benefit Base (RBB) is depleted; for the GMWB rider, elect to receive the Annual Withdrawal Benefit payment each year until the GMWB's RBB is depleted. Each payment received will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the GMWB for Life's RBB or the GMWB's RBB to zero.

(3) If eligible for lifetime withdrawals under the GMWB for Life rider, elect to receive the Lifetime Withdrawal Benefit payment each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life Option). If you (or you and your spousal beneficiary for the Joint Life Option) die before the RBB is depleted, your beneficiaries will continue to receive payments equal to the Lifetime Withdrawal Benefit payment each year until the RBB is depleted. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the RBB to zero.

If you do not select an annuity option or elect to receive payments under the GMWB for Life rider or GMWB rider, we will annuitize your Contract under the Life Annuity with 120 Monthly Payments Assured annuity option. However, if we do, we will adjust your annuity payment or the annuity option, if necessary, so your aggregate annuity payments will not be less than what you would have received under the GMWB for Life rider or the GMWB rider.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2013, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $51,000 or 100% of pay for each participant in 2013.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts (Health Care and Education Reconciliation Act of 2010). For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items).

The new 3.8% Medicare tax is imposed on the lesser of (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item (1) does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in item (2).

The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.432
                                                                                    2006   1.371
                                                                                    2005   1.283
                                                                                    2004   1.225
                                                                                    2003   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.728
                                                                                    2007   1.606
                                                                                    2006   1.470
                                                                                    2005   1.391
                                                                                    2004   1.244
                                                                                    2003   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2012   1.537
                                                                                    2011   1.473
                                                                                    2010   1.240
                                                                                    2009   1.073
                                                                                    2008   1.495
                                                                                    2007   1.561
                                                                                    2006   1.353
                                                                                    2005   1.329
                                                                                    2004   1.216
                                                                                    2003   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2012   1.670
                                                                                    2011   1.782
                                                                                    2010   1.418
                                                                                    2009   1.003
                                                                                    2008   1.772
                                                                                    2007   1.618
                                                                                    2006   1.512
                                                                                    2005   1.465
                                                                                    2004   1.335
                                                                                    2003   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2012   1.713
                                                                                    2011   1.947
                                                                                    2010   1.824
                                                                                    2009   1.352
                                                                                    2008   2.303
                                                                                    2007   2.026
                                                                                    2006   1.694
                                                                                    2005   1.562
                                                                                    2004   1.338
                                                                                    2003   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2012   1.495



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.527                      --
                                                                                    1.432               2,648,635
                                                                                    1.371               2,458,869
                                                                                    1.283               2,566,004
                                                                                    1.225                 454,474
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.708                      --
                                                                                    1.728                 832,107
                                                                                    1.606                 946,113
                                                                                    1.470                 900,744
                                                                                    1.391                 644,242
                                                                                    1.244                 257,720
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 1.695               2,277,088
                                                                                    1.537               2,541,401
                                                                                    1.473               2,411,278
                                                                                    1.240               2,605,955
                                                                                    1.073               3,339,564
                                                                                    1.495               4,448,571
                                                                                    1.561               4,877,638
                                                                                    1.353               4,604,965
                                                                                    1.329               3,383,245
                                                                                    1.216                 506,487
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 1.823               1,452,326
                                                                                    1.670               1,895,133
                                                                                    1.782               2,269,287
                                                                                    1.418               2,472,014
                                                                                    1.003               2,303,395
                                                                                    1.772               2,549,028
                                                                                    1.618               1,746,560
                                                                                    1.512               1,440,790
                                                                                    1.465               1,033,441
                                                                                    1.335                 143,740
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.994               1,714,677
                                                                                    1.713               2,083,263
                                                                                    1.947               2,300,173
                                                                                    1.824               2,629,076
                                                                                    1.352               2,896,518
                                                                                    2.303               3,412,070
                                                                                    2.026               3,233,201
                                                                                    1.694               2,820,754
                                                                                    1.562               1,643,650
                                                                                    1.338                 363,013
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 1.744                 925,934

                     PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
                                                                                        2011   1.486
                                                                                        2010   1.210
                                                                                        2009   0.916
                                                                                        2008   1.566
                                                                                        2007   1.625
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 2012   1.242
                                                                                        2011   1.171
                                                                                        2010   1.061
                                                                                        2009   0.878
                                                                                        2008   1.372
                                                                                        2007   1.367
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      2012   1.400
                                                                                        2011   1.515
                                                                                        2010   1.320
                                                                                        2009   1.036
                                                                                        2008   1.659
                                                                                        2007   1.732
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 2007   1.203
                                                                                        2006   1.037
                                                                                        2005   0.977
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 2007   1.334
                                                                                        2006   1.207
                                                                                        2005   1.191
                                                                                        2004   1.115
                                                                                        2003   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 2007   1.585
                                                                                        2006   1.453
                                                                                        2005   1.346
                                                                                        2004   1.257
                                                                                        2003   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *............................... 2012   1.621
                                                                                        2011   1.609
                                                                                        2010   1.522
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 2009   0.888
                                                                                        2008   1.574
                                                                                        2007   1.508
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 2012   1.649
                                                                                        2011   1.876
                                                                                        2010   1.710
                                                                                        2009   1.320
                                                                                        2008   2.326
                                                                                        2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08).......................................... 2012   1.040
                                                                                        2011   1.115
                                                                                        2010   0.922
                                                                                        2009   0.685
                                                                                        2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)..................... 2012   0.894
                                                                                        2011   0.920
                                                                                        2010   0.854
                                                                                        2009   0.604
                                                                                        2008   1.134
                                                                                        2007   1.008
                                                                                        2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................................... 2012   1.490
                                                                                        2011   1.497
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................................... 2012   1.389
                                                                                        2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............................. 2012   1.493
                                                                                        2011   1.465
                                                                                        2010   1.328
                                                                                        2009   1.086
Metropolitan Series Fund



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
                                                                                        1.495               1,088,048
                                                                                        1.486               1,189,969
                                                                                        1.210               1,406,061
                                                                                        0.916               1,609,646
                                                                                        1.566               1,848,012
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 1.395                 802,498
                                                                                        1.242                 966,194
                                                                                        1.171               1,464,905
                                                                                        1.061               1,628,822
                                                                                        0.878               2,526,645
                                                                                        1.372               2,803,309
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      1.584                 559,813
                                                                                        1.400                 621,136
                                                                                        1.515                 793,654
                                                                                        1.320                 960,678
                                                                                        1.036                 998,096
                                                                                        1.659               1,225,268
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 1.261                      --
                                                                                        1.203                 124,478
                                                                                        1.037                  11,941
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 1.372                      --
                                                                                        1.334               2,813,838
                                                                                        1.207               2,447,656
                                                                                        1.191               2,020,490
                                                                                        1.115                 506,362
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 1.640                      --
                                                                                        1.585               1,987,471
                                                                                        1.453               1,763,294
                                                                                        1.346               1,762,703
                                                                                        1.257                 400,407
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *............................... 1.860               5,519,026
                                                                                        1.621               6,792,409
                                                                                        1.609               8,016,351
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 0.844                      --
                                                                                        0.888               2,550,940
                                                                                        1.574               2,922,488
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 1.895               1,599,937
                                                                                        1.649               1,791,610
                                                                                        1.876               1,929,042
                                                                                        1.710               2,172,868
                                                                                        1.320               1,489,970
                                                                                        2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).......................................... 1.078               3,042,023
                                                                                        1.040               3,337,591
                                                                                        1.115               3,716,664
                                                                                        0.922               3,990,754
                                                                                        0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)..................... 1.005                      --
                                                                                        0.894               3,671,237
                                                                                        0.920               4,410,622
                                                                                        0.854               5,165,344
                                                                                        0.604               3,561,873
                                                                                        1.134               3,917,570
                                                                                        1.008               4,225,486
 MIST PIMCO Total Return Subaccount (Class B) (5/11)................................... 1.603               8,842,108
                                                                                        1.490               9,215,698
 MIST Pioneer Fund Subaccount (Class B) (5/11)......................................... 1.509               2,100,849
                                                                                        1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)............................. 1.638               7,794,736
                                                                                        1.493               8,520,374
                                                                                        1.465               9,951,087
                                                                                        1.328              10,244,403
Metropolitan Series Fund

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 2012   1.150
                                                                                2011   1.285
                                                                                2010   1.091
                                                                                2009   0.867
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2012   1.038
                                                                                2011   1.055
                                                                                2010   1.071
                                                                                2009   1.083
                                                                                2008   1.069
                                                                                2007   1.034
                                                                                2006   1.011
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2012   1.000
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2012   1.064
                                                                                2011   1.058
                                                                                2010   0.978
                                                                                2009   0.840
                                                                                2008   1.099
                                                                                2007   1.117
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2012   0.913
                                                                                2011   1.013
                                                                                2010   0.887
                                                                                2009   0.645
                                                                                2008   1.101
                                                                                2007   1.052
                                                                                2006   0.996
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.002
                                                                                2005   0.989
                                                                                2004   0.994
                                                                                2003   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.337
                                                                                2005   1.294
                                                                                2004   1.233
                                                                                2003   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.858
                                                                                2005   1.654
                                                                                2004   1.413
                                                                                2003   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
                                                                                2006   1.012
                                                                                2005   1.010
                                                                                2004   0.995
                                                                                2003   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.998
                                                                                2005   1.002
                                                                                2004   1.025
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.167
                                                                                2005   1.143
                                                                                2004   1.110
                                                                                2003   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.251
                                                                                2006   1.065
                                                                                2005   0.978
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.585
                                                                                2005   1.493
                                                                                2004   1.283
                                                                                2003   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.479



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 1.293               1,139,583
                                                                                1.150               1,575,783
                                                                                1.285               2,049,756
                                                                                1.091               1,993,238
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 1.022              12,543,678
                                                                                1.038              13,039,890
                                                                                1.055              14,271,296
                                                                                1.071              16,182,132
                                                                                1.083              23,360,395
                                                                                1.069              14,341,336
                                                                                1.034               9,629,261
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 0.963               3,136,059
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.166               2,414,691
                                                                                1.064               2,485,648
                                                                                1.058               2,690,661
                                                                                0.978               2,944,278
                                                                                0.840               1,287,130
                                                                                1.099               1,389,767
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 1.090               2,614,232
                                                                                0.913               3,092,017
                                                                                1.013               3,351,427
                                                                                0.887               3,797,293
                                                                                0.645               5,083,679
                                                                                1.101               6,913,233
                                                                                1.052               7,808,887
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.011                      --
                                                                                1.002               8,603,519
                                                                                0.989               7,376,686
                                                                                0.994               2,374,242
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.397                      --
                                                                                1.337               2,686,991
                                                                                1.294               1,953,298
                                                                                1.233                 557,456
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2.022                      --
                                                                                1.858               3,678,397
                                                                                1.654               2,610,275
                                                                                1.413                 545,058
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
                                                                                1.028               4,768,839
                                                                                1.012               6,794,346
                                                                                1.010               4,139,097
                                                                                0.995                 805,999
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.123                      --
                                                                                0.998                 232,637
                                                                                1.002                 163,053
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.243                      --
                                                                                1.167               2,704,035
                                                                                1.143               3,405,177
                                                                                1.110               1,365,810
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.377                      --
                                                                                1.251                  70,810
                                                                                1.065                  26,014
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2.015                      --
                                                                                1.585                  64,918
                                                                                1.493                  44,760
                                                                                1.283                  12,781
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.582                      --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2010   1.298
                                                                                 2009   1.055
                                                                                 2008   1.633
                                                                                 2007   1.583
                                                                                 2006   1.381
                                                                                 2005   1.324
                                                                                 2004   1.213
                                                                                 2003   1.000
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 2012   1.013
                                                                                 2011   1.068
                                                                                 2010   0.993
                                                                                 2009   0.871
                                                                                 2008   1.312
                                                                                 2007   1.252
                                                                                 2006   1.086
                                                                                 2005   0.986
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.747
                                                                                 2008   1.154
                                                                                 2007   1.148
                                                                                 2006   1.041
                                                                                 2005   0.996
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.355
                                                                                 2009   0.860
                                                                                 2008   1.357
                                                                                 2007   1.305
                                                                                 2006   1.224
                                                                                 2005   1.223
                                                                                 2004   1.152
                                                                                 2003   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.750
                                                                                 2008   1.266
                                                                                 2007   1.222
                                                                                 2006   1.085
                                                                                 2005   1.003
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.700
                                                                                 2008   1.394
                                                                                 2007   1.318
                                                                                 2006   1.228
                                                                                 2005   1.208
                                                                                 2004   1.154
                                                                                 2003   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.240
                                                                                 2008   2.295
                                                                                 2007   2.059
                                                                                 2006   1.706
                                                                                 2005   1.504
                                                                                 2004   1.290
                                                                                 2003   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.763
                                                                                 2008   1.257
                                                                                 2007   1.181
                                                                                 2006   1.167
                                                                                 2005   1.095
                                                                                 2004   1.028
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.174
                                                                                 2006   1.106
                                                                                 2005   1.074
                                                                                 2004   1.061
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.095
                                                                                 2008   1.797
                                                                                 2007   1.966
                                                                                 2006   1.749
                                                                                 2005   1.599
                                                                                 2004   1.355
                                                                                 2003   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.434
                                                                                 2005   1.433
                                                                                 2004   1.285
                                                                                 2003   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.479               3,159,004
                                                                                 1.298               3,570,805
                                                                                 1.055               4,691,252
                                                                                 1.633               5,631,988
                                                                                 1.583               3,751,011
                                                                                 1.381               3,454,934
                                                                                 1.324               5,894,045
                                                                                 1.213               2,054,445
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 1.103               3,009,187
                                                                                 1.013               3,280,088
                                                                                 1.068               3,808,059
                                                                                 0.993               4,206,784
                                                                                 0.871               3,598,356
                                                                                 1.312               4,044,082
                                                                                 1.252               2,827,528
                                                                                 1.086               1,193,160
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.745                      --
                                                                                 0.747               1,704,975
                                                                                 1.154               1,848,001
                                                                                 1.148               1,278,481
                                                                                 1.041                 337,542
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.452                      --
                                                                                 1.355               7,476,040
                                                                                 0.860               5,955,607
                                                                                 1.357               7,494,369
                                                                                 1.305               9,697,077
                                                                                 1.224               7,620,435
                                                                                 1.223              12,218,704
                                                                                 1.152               4,518,171
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.718                      --
                                                                                 0.750               1,159,831
                                                                                 1.266               1,471,687
                                                                                 1.222               1,235,655
                                                                                 1.085                 202,129
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.737                      --
                                                                                 0.700               1,382,110
                                                                                 1.394               1,632,565
                                                                                 1.318               1,610,538
                                                                                 1.228               1,726,868
                                                                                 1.208               2,676,216
                                                                                 1.154                 722,786
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 1.133                      --
                                                                                 1.240               1,301,133
                                                                                 2.295               1,649,508
                                                                                 2.059               1,196,732
                                                                                 1.706                 568,600
                                                                                 1.504                 879,341
                                                                                 1.290                 287,247
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.786                      --
                                                                                 0.763               2,074,678
                                                                                 1.257               2,476,758
                                                                                 1.181               2,348,224
                                                                                 1.167               1,685,546
                                                                                 1.095                 459,187
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.388                      --
                                                                                 1.174               1,226,059
                                                                                 1.106                 936,147
                                                                                 1.074                 371,400
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 1.045                      --
                                                                                 1.095               2,490,140
                                                                                 1.797               2,852,927
                                                                                 1.966               3,129,990
                                                                                 1.749               2,669,108
                                                                                 1.599               1,873,587
                                                                                 1.355                 478,649
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 1.523                      --
                                                                                 1.434                 419,974
                                                                                 1.433                 210,149
                                                                                 1.285                  25,055

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   1.131
                                                                               2008   1.301
                                                                               2007   1.245
                                                                               2006   1.190
                                                                               2005   1.179
                                                                               2004   1.089
                                                                               2003   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.526
                                                                               2006   1.347
                                                                               2005   1.307
                                                                               2004   1.192
                                                                               2003   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2012   2.694
                                                                               2011   3.582
                                                                               2010   3.147
                                                                               2009   1.837
                                                                               2008   4.474
                                                                               2007   3.190
                                                                               2006   2.391
                                                                               2005   1.764
                                                                               2004   1.510
                                                                               2003   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2012   1.598
                                                                               2011   1.534
                                                                               2010   1.307
                                                                               2009   1.165
                                                                               2008   1.703
                                                                               2007   1.720
                                                                               2006   1.430
                                                                               2005   1.377
                                                                               2004   1.205
                                                                               2003   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2012   1.105
                                                                               2011   1.161
                                                                               2010   1.027
                                                                               2009   0.786
                                                                               2008   1.230
                                                                               2007   1.182
                                                                               2006   1.065
                                                                               2005   0.983
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2012   1.130
                                                                               2011   1.172
                                                                               2010   1.045
                                                                               2009   0.807
                                                                               2008   1.190
                                                                               2007   1.144
                                                                               2006   1.050
                                                                               2005   0.993
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2012   1.670
                                                                               2011   1.801
                                                                               2010   1.551
                                                                               2009   1.258
                                                                               2008   1.928
                                                                               2007   1.859
                                                                               2006   1.682
                                                                               2005   1.587
                                                                               2004   1.324
                                                                               2003   1.000
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2012   2.189
                                                                               2011   2.025
                                                                               2010   1.600
                                                                               2009   1.235
                                                                               2008   2.035
                                                                               2007   2.555
                                                                               2006   1.901
                                                                               2005   1.681
                                                                               2004   1.261
                                                                               2003   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 1.197                      --
                                                                               1.131               8,328,257
                                                                               1.301               9,110,661
                                                                               1.245               9,142,180
                                                                               1.190               8,241,194
                                                                               1.179               5,743,172
                                                                               1.089                 939,390
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 1.528                      --
                                                                               1.526               2,337,917
                                                                               1.347               2,421,565
                                                                               1.307               2,096,510
                                                                               1.192                 318,988
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2.962               1,120,776
                                                                               2.694               1,346,342
                                                                               3.582               1,596,518
                                                                               3.147               1,761,043
                                                                               1.837               1,762,960
                                                                               4.474               2,011,775
                                                                               3.190               1,830,275
                                                                               2.391               1,486,700
                                                                               1.764               1,065,039
                                                                               1.510                 109,896
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 1.730               2,557,034
                                                                               1.598               2,994,484
                                                                               1.534               3,266,040
                                                                               1.307               3,687,192
                                                                               1.165               4,667,821
                                                                               1.703               6,027,323
                                                                               1.720               5,768,509
                                                                               1.430               5,347,969
                                                                               1.377               3,654,987
                                                                               1.205                 786,572
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.218               5,042,778
                                                                               1.105               5,387,864
                                                                               1.161               5,688,750
                                                                               1.027               5,750,319
                                                                               0.786               6,942,526
                                                                               1.230               6,977,094
                                                                               1.182               4,945,595
                                                                               1.065               2,086,772
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.241               7,336,704
                                                                               1.130               7,797,111
                                                                               1.172               9,063,688
                                                                               1.045              11,902,467
                                                                               0.807              15,700,518
                                                                               1.190              17,658,937
                                                                               1.144              15,516,288
                                                                               1.050               9,264,900
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 1.822               1,275,134
                                                                               1.670               1,644,377
                                                                               1.801               1,925,836
                                                                               1.551               2,087,828
                                                                               1.258               3,000,107
                                                                               1.928               3,743,748
                                                                               1.859               3,474,635
                                                                               1.682               3,388,779
                                                                               1.587               2,347,880
                                                                               1.324                 359,142
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2.501               1,357,583
                                                                               2.189               1,510,689
                                                                               2.025               1,739,293
                                                                               1.600               1,923,485
                                                                               1.235               1,900,438
                                                                               2.035               2,341,756
                                                                               2.555               2,842,057
                                                                               1.901               2,624,804
                                                                               1.681               1,854,183
                                                                               1.261                 518,522

                           PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                                UNIT VALUE AT
                                                                                                 BEGINNING OF
PORTFOLIO NAME                                                                           YEAR        YEAR
--------------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........................... 2007   0.985
                                                                                        2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)............................ 2008   1.099
                                                                                        2007   1.036
                                                                                        2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)............... 2012   1.019
                                                                                        2011   0.989
                                                                                        2010   0.844
                                                                                        2009   0.741
                                                                                        2008   1.046
                                                                                        2007   1.107
                                                                                        2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)........... 2012   0.959
                                                                                        2011   1.037
                                                                                        2010   0.836
                                                                                        2009   0.600
                                                                                        2008   1.074
                                                                                        2007   0.994
                                                                                        2006   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)....................... 2012   0.896
                                                                                        2011   1.032
                                                                                        2010   0.980
                                                                                        2009   0.736
                                                                                        2008   1.271
                                                                                        2007   1.133
                                                                                        2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............ 2012   0.903
                                                                                        2011   0.910
                                                                                        2010   0.751
                                                                                        2009   0.576
                                                                                        2008   0.998
                                                                                        2007   1.046
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 2012   0.928
                                                                                        2011   0.887
                                                                                        2010   0.815
                                                                                        2009   0.684
                                                                                        2008   1.082
                                                                                        2007   1.088
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      2012   0.867
                                                                                        2011   0.952
                                                                                        2010   0.840
                                                                                        2009   0.668
                                                                                        2008   1.085
                                                                                        2007   1.143
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 2007   1.102
                                                                                        2006   1.000
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 2007   1.067
                                                                                        2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 2007   1.024
                                                                                        2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)................................. 2012   1.158
                                                                                        2011   1.164
                                                                                        2010   1.111
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 2009   0.594
                                                                                        2008   1.068
                                                                                        2007   1.033
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 2012   0.883



                                                                                                         NUMBER OF UNITS
                                                                                         UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                            END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)........................... 1.046           --
                                                                                        0.985           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)............................ 1.082           --
                                                                                        1.099           --
                                                                                        1.036           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)............... 1.108           --
                                                                                        1.019           --
                                                                                        0.989           --
                                                                                        0.844           --
                                                                                        0.741           --
                                                                                        1.046           --
                                                                                        1.107           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)........... 1.032           --
                                                                                        0.959           --
                                                                                        1.037           --
                                                                                        0.836           --
                                                                                        0.600           --
                                                                                        1.074           --
                                                                                        0.994           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)....................... 1.029           --
                                                                                        0.896           --
                                                                                        1.032           --
                                                                                        0.980           --
                                                                                        0.736           --
                                                                                        1.271           --
                                                                                        1.133           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)............ 1.039           --
                                                                                        0.903           --
                                                                                        0.910           --
                                                                                        0.751           --
                                                                                        0.576           --
                                                                                        0.998           --
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class II) (4/07)........ 1.029           --
                                                                                        0.928           --
                                                                                        0.887           --
                                                                                        0.815           --
                                                                                        0.684           --
                                                                                        1.082           --
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (4/07)      0.968           --
                                                                                        0.867           --
                                                                                        0.952           --
                                                                                        0.840           --
                                                                                        0.668           --
                                                                                        1.085           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)........................................... 1.150           --
                                                                                        1.102           --
 LMPVPI Total Return Subaccount (Class II) (6/03)...................................... 1.093           --
                                                                                        1.067           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)................................ 1.055           --
                                                                                        1.024           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)................................. 1.310           --
                                                                                        1.158           --
                                                                                        1.164           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *....................... 0.562           --
                                                                                        0.594           --
                                                                                        1.068           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *...................... 1.001           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
                                                                                2011   1.018
                                                                                2010   0.941
                                                                                2009   0.736
                                                                                2008   1.315
                                                                                2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2012   0.890
                                                                                2011   0.968
                                                                                2010   0.811
                                                                                2009   0.610
                                                                                2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.828
                                                                                2011   0.864
                                                                                2010   0.813
                                                                                2009   0.582
                                                                                2008   1.109
                                                                                2007   0.999
                                                                                2006   0.994
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2012   1.270
                                                                                2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2012   0.902
                                                                                2011   1.034
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2012   1.274
                                                                                2011   1.268
                                                                                2010   1.165
                                                                                2009   0.961
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 2012   0.740
                                                                                2011   0.837
                                                                                2010   0.720
                                                                                2009   0.578
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2012   0.955
                                                                                2011   0.983
                                                                                2010   1.012
                                                                                2009   1.037
                                                                                2008   1.038
                                                                                2007   1.017
                                                                                2006   1.004
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2012   0.920
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2012   0.985
                                                                                2011   0.993
                                                                                2010   0.931
                                                                                2009   0.810
                                                                                2008   1.074
                                                                                2007   1.102
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 2012   0.846
                                                                                2011   0.951
                                                                                2010   0.844
                                                                                2009   0.622
                                                                                2008   1.077
                                                                                2007   1.043
                                                                                2006   0.996
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.005
                                                                                2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.265



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
                                                                                0.883                     --
                                                                                1.018                     --
                                                                                0.941                     --
                                                                                0.736                     --
                                                                                1.315                     --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 0.910                     --
                                                                                0.890                     --
                                                                                0.968                     --
                                                                                0.811                     --
                                                                                0.610                     --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 0.927                     --
                                                                                0.828                     --
                                                                                0.864                     --
                                                                                0.813                     --
                                                                                0.582                     --
                                                                                1.109                     --
                                                                                0.999                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.348                     --
                                                                                1.270                     --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 0.967                     --
                                                                                0.902                     --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.379                     --
                                                                                1.274                     --
                                                                                1.268                     --
                                                                                1.165                     --
Metropolitan Series Fund
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class E) (5/09)............. 0.820                     --
                                                                                0.740                     --
                                                                                0.837                     --
                                                                                0.720                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 0.927                     --
                                                                                0.955                     --
                                                                                0.983                     --
                                                                                1.012                     --
                                                                                1.037                     --
                                                                                1.038                     --
                                                                                1.017                144,557
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 0.880                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.065                     --
                                                                                0.985                     --
                                                                                0.993                     --
                                                                                0.931                     --
                                                                                0.810                     --
                                                                                1.074                136,677
 MSF Oppenheimer Global Equity Subaccount (Class B) (4/06) *................... 0.995                     --
                                                                                0.846                     --
                                                                                0.951                     --
                                                                                0.844                     --
                                                                                0.622                     --
                                                                                1.077                     --
                                                                                1.043                     --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.005                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 1.033                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.031                     --
                                                                                1.005                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.084                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.030                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.287                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2010   1.195
                                                                                 2009   1.049
                                                                                 2008   1.089
                                                                                 2007   1.079
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.106
                                                                                 2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   0.973
                                                                                 2010   0.866
                                                                                 2009   0.713
                                                                                 2008   1.119
                                                                                 2007   1.099
                                                                                 2006   1.000
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 2012   0.832
                                                                                 2011   0.889
                                                                                 2010   0.837
                                                                                 2009   0.745
                                                                                 2008   1.137
                                                                                 2007   1.100
                                                                                 2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.680
                                                                                 2008   1.065
                                                                                 2007   1.073
                                                                                 2006   1.000
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.040
                                                                                 2009   0.669
                                                                                 2008   1.070
                                                                                 2007   1.043
                                                                                 2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.639
                                                                                 2008   1.093
                                                                                 2007   1.070
                                                                                 2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.544
                                                                                 2008   1.100
                                                                                 2007   1.054
                                                                                 2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.657
                                                                                 2008   1.234
                                                                                 2007   1.121
                                                                                 2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.618
                                                                                 2008   1.031
                                                                                 2007   0.982
                                                                                 2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.003
                                                                                 2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.561
                                                                                 2008   0.933
                                                                                 2007   1.035
                                                                                 2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.909
                                                                                 2008   1.060
                                                                                 2007   1.028
                                                                                 2006   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.080
                                                                                 2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2012   0.932








                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 1.265           --
                                                                                 1.195           --
                                                                                 1.049           --
                                                                                 1.089           --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 1.204           --
                                                                                 1.106           --
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 1.190           --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 1.036           --
                                                                                 0.973           --
                                                                                 0.866           --
                                                                                 0.713           --
                                                                                 1.119           --
                                                                                 1.099           --
 Pioneer Fundamental Value VCT Subaccount (Class II) (3/05)..................... 0.893           --
                                                                                 0.832           --
                                                                                 0.889           --
                                                                                 0.837           --
                                                                                 0.745           --
                                                                                 1.137           --
                                                                                 1.100           --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.675           --
                                                                                 0.680           --
                                                                                 1.065           --
                                                                                 1.073           --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.110           --
                                                                                 1.040           --
                                                                                 0.669           --
                                                                                 1.070           --
                                                                                 1.043           --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.609           --
                                                                                 0.639           --
                                                                                 1.093           --
                                                                                 1.070           --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.571           --
                                                                                 0.544           --
                                                                                 1.100           --
                                                                                 1.054           --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 0.598           --
                                                                                 0.657           --
                                                                                 1.234           --
                                                                                 1.121           --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.634           --
                                                                                 0.618           --
                                                                                 1.031           --
                                                                                 0.982           --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.173           --
                                                                                 1.003           --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 0.533           --
                                                                                 0.561           --
                                                                                 0.933           --
                                                                                 1.035           --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 0.986           --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 0.958           --
                                                                                 0.909           --
                                                                                 1.060           --
                                                                                 1.028           --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 1.069           --
                                                                                 1.080           --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 1.010           --

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
                                                                               2011   1.256
                                                                               2010   1.118
                                                                               2009   0.661
                                                                               2008   1.633
                                                                               2007   1.180
                                                                               2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2012   0.999
                                                                               2011   0.972
                                                                               2010   0.839
                                                                               2009   0.758
                                                                               2008   1.123
                                                                               2007   1.150
                                                                               2006   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2012   0.927
                                                                               2011   0.986
                                                                               2010   0.885
                                                                               2009   0.686
                                                                               2008   1.089
                                                                               2007   1.060
                                                                               2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2012   0.968
                                                                               2011   1.018
                                                                               2010   0.920
                                                                               2009   0.720
                                                                               2008   1.076
                                                                               2007   1.049
                                                                               2006   1.000
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2012   0.893
                                                                               2011   0.976
                                                                               2010   0.852
                                                                               2009   0.700
                                                                               2008   1.088
                                                                               2007   1.064
                                                                               2006   1.000
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2012   0.997
                                                                               2011   0.935
                                                                               2010   0.748
                                                                               2009   0.586
                                                                               2008   0.978
                                                                               2007   1.245
                                                                               2006   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
                                                                               0.932                     --
                                                                               1.256                     --
                                                                               1.118                     --
                                                                               0.661                     --
                                                                               1.633                     --
                                                                               1.180                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 1.066                     --
                                                                               0.999                     --
                                                                               0.972                     --
                                                                               0.839                     --
                                                                               0.758                     --
                                                                               1.123                     --
                                                                               1.150                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.007                 95,251
                                                                               0.927                350,066
                                                                               0.986                346,157
                                                                               0.885                341,559
                                                                               0.686                341,852
                                                                               1.089                335,694
                                                                               1.060                268,213
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.049                     --
                                                                               0.968                 67,162
                                                                               1.018                 67,162
                                                                               0.920                 67,162
                                                                               0.720                 67,162
                                                                               1.076                 67,162
                                                                               1.049                 67,162
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 0.961                     --
                                                                               0.893                     --
                                                                               0.976                     --
                                                                               0.852                     --
                                                                               0.700                     --
                                                                               1.088                     --
                                                                               1.064                     --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 1.124                     --
                                                                               0.997                     --
                                                                               0.935                     --
                                                                               0.748                     --
                                                                               0.586                     --
                                                                               0.978                     --
                                                                               1.245                     --

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio - Class II was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio - Class II was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio - Class II was replaced by Met Investors Series Trust-Pioneer Fund Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio - Class B was merged into Metropolitan Series Fund-Jennison Growth Portfolio - Class B and is no longer available as a funding option.

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


                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed:


                       FORMER NAME                                            NEW NAME
-------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth        ClearBridge Variable Aggressive Growth Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Equity Income Builder    ClearBridge Variable Equity Income Portfolio
  Portfolio
 Legg Mason ClearBridge Variable Fundamental All Cap      ClearBridge Variable All Cap Value Portfolio
  Value Portfolio
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio                                 MLA Mid Cap Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Legacy Large Cap Growth Portfolio              BlackRock Capital Appreciation Portfolio
PIONEER VARIABLE CONTRACTS TRUST                         PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Fundamental Value VCT Portfolio (formerly        Pioneer Disciplined Value VCT Portfolio
  Pioneer Cullen Value VCT Portfolio)

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:


     FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
-------------------------------------- ----------------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MLA Mid Cap Portfolio                  Neuberger Berman Genesis Portfolio
METROPOLITAN SERIES FUND               MET INVESTORS SERIES TRUST
 Oppenheimer Global Equity Portfolio    Oppenheimer Global Equity Portfolio (formerly
                                         Met/Templeton Growth Portfolio)

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


                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------
A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 29, 2013 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-70-71-75

                                      C-1